Quarterly Holdings Report
for

Fidelity Advisor Freedom® Income Fund

December 31, 2020

AFF-QTLY-0221
1.811329.116

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.07% 3/11/21 (a)
(Cost $29,996)	30,000	29,996
	Shares	Value

Domestic Equity Funds - 8.9%
Fidelity Advisor Series Equity Growth Fund (b)	122,335	$1,973,261
Fidelity Advisor Series Growth Opportunities Fund (b)	83,354	1,361,169
Fidelity Advisor Series Small Cap Fund (b)	67,339	896,276
Fidelity Series All-Sector Equity Fund (b)	74,412	854,250
Fidelity Series Commodity Strategy Fund (b)	1,330,266	6,105,923
Fidelity Series Large Cap Stock Fund (b)	190,996	3,141,880
Fidelity Series Large Cap Value Index Fund (b)	25,799	340,805
Fidelity Series Opportunistic Insights Fund (b)	90,821	1,839,130
Fidelity Series Small Cap Opportunities Fund (b)	68,786	1,102,641
Fidelity Series Stock Selector Large Cap Value Fund (b)	157,166	2,002,290
Fidelity Series Value Discovery Fund (b)	142,765	2,045,827
TOTAL DOMESTIC EQUITY FUNDS
(Cost $17,106,298)		21,663,452

International Equity Funds - 12.7%
Fidelity Series Canada Fund (b)	103,495	1,195,363
Fidelity Series Emerging Markets Fund (b)	153,520	1,740,921
Fidelity Series Emerging Markets Opportunities Fund (b)	637,273	15,906,329
Fidelity Series International Growth Fund (b)	204,479	3,635,641
Fidelity Series International Small Cap Fund (b)	56,656	1,163,152
Fidelity Series International Value Fund (b)	359,604	3,628,402
Fidelity Series Overseas Fund (b)	293,758	3,642,604
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $21,000,594)		30,912,412

Bond Funds - 54.7%
Fidelity Series Emerging Markets Debt Fund (b)	158,911	1,516,007
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	44,201	478,260
Fidelity Series Floating Rate High Income Fund (b)	40,118	364,672
Fidelity Series High Income Fund (b)	179,345	1,696,607
Fidelity Series Inflation-Protected Bond Index Fund (b)	2,692,912	28,894,943
Fidelity Series International Credit Fund (b)	13,375	136,830
Fidelity Series Investment Grade Bond Fund (b)	7,825,671	93,281,992
Fidelity Series Long-Term Treasury Bond Index Fund (b)	580,152	5,319,992
Fidelity Series Real Estate Income Fund (b)	107,645	1,130,276
TOTAL BOND FUNDS
(Cost $122,552,538)		132,819,579

Short-Term Funds - 23.7%
Fidelity Cash Central Fund 0.11% (c)	480,956	481,052
Fidelity Series Government Money Market Fund 0.13% (b)(d)	46,084,323	46,084,323
Fidelity Series Short-Term Credit Fund (b)	1,059,840	10,852,763
TOTAL SHORT-TERM FUNDS
(Cost $57,101,939)		57,418,138
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $217,791,365)		242,843,577
NET OTHER ASSETS (LIABILITIES) - 0.0%		(34,046)
NET ASSETS - 100%		$242,809,531

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	2	March 2021	$213,080	$124	$124
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	4	March 2021	257,640	(8,139)	(8,139)
TOTAL FUTURES CONTRACTS					$(8,015)

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $29,996.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$616
Total	$616

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$1,456,870	$1,113,522	$1,153,195	$431,484	$213,456	$342,608	$1,973,261
Fidelity Advisor Series Growth Opportunities Fund	680,454	1,143,446	954,448	352,442	147,871	343,846	1,361,169
Fidelity Advisor Series Small Cap Fund	496,538	505,679	451,938	29,801	28,196	317,801	896,276
Fidelity Series All-Sector Equity Fund	612,895	393,290	448,810	58,818	32,424	264,451	854,250
Fidelity Series Canada Fund	807,963	368,285	362,730	25,089	(11,330)	393,175	1,195,363
Fidelity Series Commodity Strategy Fund	7,094,346	725,788	3,063,760	28,095	(1,177,433)	2,526,982	6,105,923
Fidelity Series Emerging Markets Debt Fund	1,336,326	227,627	294,322	58,448	(6,294)	252,670	1,516,007
Fidelity Series Emerging Markets Debt Local Currency Fund	--	473,492	20,965	2,818	423	25,310	478,260
Fidelity Series Emerging Markets Fund	870,605	647,692	465,981	24,660	23,290	665,315	1,740,921
Fidelity Series Emerging Markets Opportunities Fund	8,297,125	6,018,042	4,749,140	474,943	434,062	5,906,240	15,906,329
Fidelity Series Floating Rate High Income Fund	318,977	53,552	50,106	12,105	625	41,624	364,672
Fidelity Series Government Money Market Fund 0.13%	44,857,683	12,421,771	11,195,131	67,805	--	--	46,084,323
Fidelity Series High Income Fund	1,426,045	276,462	221,013	69,248	3,622	211,491	1,696,607
Fidelity Series Inflation-Protected Bond Index Fund	26,028,896	4,923,483	3,750,875	377,435	23,786	1,669,653	28,894,943
Fidelity Series International Credit Fund	119,792	8,581	--	8,582	--	8,457	136,830
Fidelity Series International Growth Fund	4,340,763	949,400	2,529,848	506,442	817,926	57,400	3,635,641
Fidelity Series International Small Cap Fund	1,041,709	131,322	466,980	9,347	64,164	392,937	1,163,152
Fidelity Series International Value Fund	3,622,634	613,886	1,854,221	100,169	(39,233)	1,285,336	3,628,402
Fidelity Series Investment Grade Bond Fund	83,054,476	18,460,140	11,018,881	5,106,092	14,419	2,771,838	93,281,992
Fidelity Series Large Cap Stock Fund	1,779,891	1,963,777	1,313,325	193,944	(14,410)	725,947	3,141,880
Fidelity Series Large Cap Value Index Fund	189,580	155,490	94,729	6,850	9,981	80,483	340,805
Fidelity Series Long-Term Treasury Bond Index Fund	5,399,057	1,825,725	1,127,472	589,638	76,680	(853,998)	5,319,992
Fidelity Series Opportunistic Insights Fund	1,409,926	813,225	918,845	235,958	187,487	347,337	1,839,130
Fidelity Series Overseas Fund	3,280,261	866,520	1,822,849	40,457	(47,476)	1,366,148	3,642,604
Fidelity Series Real Estate Income Fund	856,974	196,094	138,589	66,004	502	215,295	1,130,276
Fidelity Series Short-Term Credit Fund	10,251,480	275,943	50,076	199,191	403	375,013	10,852,763
Fidelity Series Small Cap Opportunities Fund	620,453	632,461	582,669	25,350	44,327	388,069	1,102,641
Fidelity Series Stock Selector Large Cap Value Fund	1,140,351	853,719	590,710	42,609	37,201	561,729	2,002,290
Fidelity Series Value Discovery Fund	1,128,277	991,720	671,419	42,483	12,471	584,778	2,045,827
	$212,520,347	$58,030,134	$50,363,027	$9,186,307	$877,140	$21,267,935	$242,332,529

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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